Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Subordinated Liabilities [line items]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2025	2024

Fixed to floating subordinated notes

USD 800 million	5.5% 2	Semi-annually, April 11	2018/ 48	2028	680	770

Fixed subordinated notes

USD 925 million 1	5.1%	Quarterly, March 15	2019/ 49	2026	781	883

On December 31					1,461	1,653

Fair value of subordinated borrowings					1,312	1,490

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.

Aegon Ltd. [member]
Disclosure of Subordinated Liabilities [line items]
Summary of Subordinated Borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue/ Maturity	Year of next call	2025	2024

USD 800 million	5.5% 1	Semi-annually, April 11	2018/ 48	2028	680	770

On December 31					680	770

Fair value of subordinated borrowings					692	763

1	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.